Statement of Cash Flows	7 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (7,342,273)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(46,957)
Deferred warrant offering costs	458,500
Change in fair value of warrant liabilities	5,940,000
Formation costs paid by Sponsor	3,581
Prepaid expenses	(185,104)
Accrued expenses	75,105
Franchise tax payable	116,667
Net cash used in operating activities	(980,481)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(300,000,000)
Net cash used in investing activities	(300,000,000)
Cash Flows from Financing Activities
Proceeds from sale of Units, net of underwriting discounts paid	294,262,000
Proceeds from sale of Private Placement Warrants	8,000,000
Repayment of promissory note – related party	(157,089)
Payment of offering costs	(134,002)
Net cash provided by financing activities	301,970,909
Net Change in Cash	990,428
Cash – Beginning of period
Cash – End of period	990,428
Non-Cash investing and financing activities:
Initial classification of common stock subject to possible redemption	258,231,930
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities	21,313,333
Deferred underwriting fee payable	10,500,000
Offering costs paid directly by Pendrell in exchange for issuance of Class B common stock	25,000
Payment of offering costs through promissory note – related party	$ 128,958